Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Summary of Categories of Financial Instruments

Categories of Financial Instruments

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Held for trading	$—	$—
Held-to-maturity financial assets	2,140	—
Loans and receivables (Note a)	70,040	68,983
Available-for-sale financial assets	4,764	5,751
Financial liabilities
Measured at FVTPL
Held for trading	1	1
Hedging derivative financial liabilities	1	1
Measured at amortized cost (Note b)	40,553	39,725

Note a:

The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets, other financial assets and refundable deposits (classified as other noncurrent assets) which were loans and receivables.  Please refer to Notes 7, 11, 14, 20 and 40.

Note b:

The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits and long-term loans which were financial liabilities carried at amortized cost.  Please refer to Notes 22, 23, 24, 25 and 40.

Remaining Contractual Maturity for Non-derivative Financial Liabilities

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods.  The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

	Weighted Average Effective Interest Rate (%)	Less Than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Year	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
December 31, 2016
Non-derivative financial liabilities
Non-interest bearing	—	$43,975	$—	$2,015	$4,610	$—	$50,600
Floating interest rate instruments	1.00	—	38	100	1,600	—	1,738
		$43,975	$38	$2,115	$6,210	$—	$52,338
December 31, 2017
Non-derivative financial liabilities
Non-interest bearing	—	$41,884	$—	$3,197	$4,671	$—	$49,752
Floating interest rate instruments	0.97	50	—	20	1,600	—	1,670
		$41,934	$—	$3,217	$6,271	$—	$51,422

Liquidity Analysis for Derivative Financial Instruments

The following table detailed the Company’s liquidity analysis for its derivative financial instruments.  The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less Than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2016
Gross settled
Forward exchange contracts
Inflows	$55	$267	$—	$—	$322
Outflows	55	269	—	—	324
	$—	$(2)	$—	$—	$(2)
December 31, 2017
Gross settled
Forward exchange contracts
Inflows	$125	$173	$36	$—	$334
Outflows	126	174	36	—	336
	$(1)	$(1)	$—	$—	$(2)

Financing Facilities
2)	Financing facilities

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Unsecured bank loan facility
Amount used	$118	$90
Amount unused	46,219	45,749
	$46,337	$45,839
Secured bank loan facility
Amount used	$1,620	$1,600
Amount unused	200	1,910
	$1,820	$3,510

Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk
1)	Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Assets
USD	$5,327	$5,584
EUR	14	28
SGD	106	63
RMB	30	3
JPY	13	36
Liabilities
USD	4,238	4,964
EUR	968	1,323
SGD	1	96
RMB	—	—
JPY	10	12

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
Liabilities
USD	—	—
EUR	2	1

Foreign Currency Risk Sensitivity Analysis

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies.  5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts.  A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$21	$54	$31
EUR	(62)	(48)	(65)
SGD	5	5	(2)
RMB	2	1	—
JPY	12	—	1
Derivatives (b)
USD	1	3	6
EUR	33	8	3
Equity
Derivatives (c)
EUR	15	5	7

a)	This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)	This is mainly attributable to the forward exchange contracts.
c)	This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

Interest rate risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Carrying Amounts of Assets and Liabilities Related to Market Risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$28,303	$25,911
Cash flow interest rate risk
Financial assets	6,582	6,715
Financial liabilities	1,738	1,670